Business Combination - Summary of Loans at Acquisition Date Gross Contractual Amount Receivable (Detail) - PSB Bancshares, Inc $ in Thousands	Oct. 31, 2018 USD ($)
Business Acquisition [Line Items]
Total Acquired Loans	$ 55,934
Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	1,360
Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	54,574
Residential Real Estate
Business Acquisition [Line Items]
Total Acquired Loans	19,510
Residential Real Estate | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	388
Residential Real Estate | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	19,122
Commercial Real Estate
Business Acquisition [Line Items]
Total Acquired Loans	14,325
Commercial Real Estate | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	669
Commercial Real Estate | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	13,656
Construction and Land Development
Business Acquisition [Line Items]
Total Acquired Loans	4,374
Construction and Land Development | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	202
Construction and Land Development | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	4,172
Commercial
Business Acquisition [Line Items]
Total Acquired Loans	11,341
Commercial | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	2
Commercial | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	11,339
Consumer
Business Acquisition [Line Items]
Total Acquired Loans	6,384
Consumer | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	99
Consumer | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	$ 6,285